Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal					$ 762,045	$ 467,991
State
Federal					(673,365)	(85,640)
State
Change in valuation allowance					526,707	242,233
Income tax provision	$ 11,766	$ 51,725	$ 58,888	$ 637,175	$ 615,387	$ 624,584